UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

             4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:   4/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Adaptive Allocation Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	April 30, 2011
Shares		Value
	COMMON STOCK - 16.7%
	APPAREL - 0.9%
3,758	Deckers Outdoor Corp. *	$ 318,904

	COMPUTERS - 1.0%
1,003	Apple, Inc. *	349,275

	FOOD - 1.0%
8,551	Ruddick Corp.	355,038

	IRON/STEEL - 0.9%
3,407	Cliffs Natural Resources, Inc.	319,304

	MACHINERY-DIVERSIFIED - 1.0%
3,935	Roper Industries, Inc.	340,338

	MISCELLANEOUS MANUFACTURING - 2.0%
6,522	Danaher Corp.	360,275
5,166	Dover Corp.	351,495
		711,770
	OIL & GAS - 1.0%
3,242	Occidental Petroleum Corp.	370,528

	SEMICONDUCTORS - 7.9%
7,854	Altera Corp.	382,490
8,608	Analog Devices, Inc.	346,988
7,937	ASML Holding NV	331,449
8,427	Broadcom Corp. *	296,462
5,335	Hittite Microwave Corp. *	343,521
16,795	Intel Corp.	389,476
9,560	Texas Instruments, Inc.	339,667
6,830	Veeco Instruments, Inc. *	349,218
		2,779,271
	SOFTWARE - 1.0%
12,897	Microsoft Corp.	335,580

	TOTAL COMMON STOCK (Cost - $5,585,889)	5,880,008

	MUTUAL FUNDS - 26.9%
	ASSET ALLOCATION FUND - 4.5%
81,270	Calamos Convertible Fund - Class I	1,604,275
	Adaptive Allocation Fund (Continued)
	PORTFOLIO OF INVESTMENTS (Unaudited)
	April 30, 2011
Shares		Value
	CLOSED-END FUND - 1.0%
14,619	Central Fund of Canada Ltd.	358,896

	DEBT FUND - 11.6%
77,730	Vanguard Inflation-Protected Securities Fund - Admiral Shares	2,058,277
222,426	Western Asset High Yield Portfolio - Institutional Shares	2,032,971
		4,091,248
	EQUITY FUND - 9.8%
34,317	ProFunds UltraBull ProFund - Investor Class *	1,610,820
77,354	ProFunds UltraSmall-Cap ProFund - Investor Class *	1,826,317
		3,437,137

	TOTAL MUTUAL FUNDS (Cost - $7,985,262)	9,491,556

	EXCHANGE TRADED FUNDS - 44.4%
	ASSET ALLOCATION FUND - 1.3%
10,630	SPDR Barclays Capital Convertible Securities ETF	454,539

	EQUITY FUND - 43.1%
24,655	Direxion Daily Small Cap Bull 3X Shares *	2,335,568
68,404	ProShares Ultra Russell2000	3,537,171
126,424	ProShares Ultra S&P500	7,132,842
35,017	Vanguard REIT ETF	2,165,101
		15,170,682

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,643,170)	15,625,221

	SHORT-TERM INVESTMENTS - 12.2%
	MONEY MARKET FUND - 12.2%
4,291,316	Goldman Sachs Financial Square Funds - Government Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,291,316)	4,291,316

	TOTAL INVESTMENTS - 100.2% (Cost - $29,505,637) (a)	$ 35,288,101
	LIABILITIES LESS OTHER ASSETS - (0.2%)	(62,538)
	NET ASSETS - 100.0%	$ 35,225,563

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,855,852
	Unrealized depreciation:	(73,388)
	Net unrealized appreciation:	$ 5,782,464

*	Non-Income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2011.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Adaptive Allocation Fund (Continued)
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2011

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,880,008	$ -	$ -	$ 5,880,008
Mutual Funds	$ 9,491,556	$ -	$ -	$ 9,491,556
Exchange Traded Funds	$ 15,625,221	$ -	$ -	$ 15,625,221
Money Market Funds	$ 4,291,316	$ -	$ -	$ 4,291,316
Total	$ 35,288,101	$ -	$ -	$ 35,288,101
The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/20/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/20/11